Quarterly Financial Data Table (Details) - Orbitz - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Entity Information [Line Items]
Net revenue	$ 239,597	$ 220,564	$ 253,135	$ 248,053	$ 210,255	$ 459,802	$ 458,308	$ 932,007
Costs and Expenses	232,937	198,582	227,510	224,547	199,358	466,314	423,905	849,997
Operating Income	6,660	21,982	25,625	23,506	10,897	(6,512)	34,403	82,010
Net income/(loss)	$ (4,251)	$ 7,296	$ 9,037	$ 6,881	$ (5,934)	$ (25,190)	$ 947	$ 17,280
Net income/(loss) per share	$ (0.04)	$ 0.07	$ 0.08	$ 0.06	$ (0.05)	$ (0.22)	$ 0.01	$ 0.16
Net income/(loss) per share	$ (0.04)	$ 0.06	$ 0.08	$ 0.06	$ (0.05)	$ (0.22)	$ 0.01	$ 0.15